CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings (loss)	$ (70,538)	$ (24,610)	$ 4,518
Items not requiring (providing) cash
Amortization	33,177	39,150	30,503
Stock-based compensation (note 11(a))	12,930	13,060	10,341
Deferred income taxes (note 10)	8,711	(1,685)	824
Impairment (note 19, 17)	877	0	3,668
Loss on disposal of iTank business (note 5(a))	0	2,064	0
Unrealized foreign exchange loss (gain)	1,122	5,973	(8,507)
Other	1,218	279	(55)
Changes in non-cash working capital
Accounts receivable	37,965	(5,526)	(12,665)
Inventories	(3,712)	1,508	(6,806)
Prepaids and other	(8,611)	(3,525)	(5,334)
Accounts payable and accrued liabilities	(12,069)	21,944	(17,750)
Deferred revenue	5,792	(1,402)	335
Cash flows provided by (used in) operating activities	6,862	47,230	(928)
Investing activities
Additions to property and equipment	(16,494)	(18,166)	(14,100)
Additions to intangible assets	(3,779)	(2,933)	(1,706)
Proceeds from sale of property and equipment	98	93	35
Proceeds from sale of investment	3,303	0	0
Proceeds from sale of iTank business (note 5(a))	500	5,000	0
Acquisitions, net of cash acquired:
Numerex Corp. (note 5 (b))	0	0	(18,725)
GNSS business of GlobalTop (note 5(c))	0	0	(3,145)
Cash flows used in investing activities	(16,372)	(16,006)	(37,641)
Financing activities
Issuance of common shares, net of issuance cost	488	2,636	5,708
Repurchase of common shares for cancellation (note 23)	0	(3,120)	(2,779)
Purchase of treasury shares for RSU distribution	(674)	(2,808)	0
Taxes paid related to net settlement of equity awards	(941)	(1,878)	(1,367)
Payment for contingent consideration	0	(130)	(1,397)
Decrease in other long-term obligations	(535)	(627)	(436)
Cash flows used in financing activities	(1,662)	(5,927)	(271)
Effect of foreign exchange rate changes on cash and cash equivalents	958	(1,224)	1,292
Cash, cash equivalents and restricted cash, increase (decrease) in the year	(10,214)	24,073	(37,548)
Cash, cash equivalents and restricted cash, beginning of year	89,297	65,224	102,772
Cash, cash equivalents and restricted cash, end of year	$ 79,083	$ 89,297	$ 65,224